UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2017

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—40.1%
	Advertising—0.5%
$4,350	Affinion Group, Inc., 7.875%, 12/15/18	$3,414,750

	Aerospace & Defense—1.2%
5,465	Erickson, Inc., 8.25%, 5/1/20 (a)(d)	1,653,162
5,071	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	4,956,903
1,955	TransDigm, Inc., 6.50%, 5/15/25	2,020,981

		8,631,046

	Air Freight & Logistics—0.3%
2,170	XPO Logistics, Inc., 6.50%, 6/15/22 (b)(c)	2,254,088

	Chemicals—1.9%
5,500	Chemours Co., 6.625%, 5/15/23	5,458,750
4,330	Platform Specialty Products Corp., 6.50%, 2/1/22 (b)(c)	4,297,525
3,965	Tronox Finance LLC, 7.50%, 3/15/22 (b)(c)	3,637,887

		13,394,162

	Commercial Services—2.4%
5,974	Cenveo Corp., 6.00%, 5/15/24 (b)(c)	5,376,600
3,859	DynCorp International, Inc., 11.875%, 11/30/20	3,569,358
5,925	Monitronics International, Inc., 9.125%, 4/1/20	5,569,500
2,500	United Rentals North America, Inc., 5.50%, 7/15/25	2,528,125

		17,043,583

	Commercial Services & Supplies—0.6%
4,265	West Corp., 5.375%, 7/15/22 (b)(c)	4,126,387

	Construction Materials—0.6%
4,335	US Concrete, Inc., 6.375%, 6/1/24	4,530,075

	Consumer Finance—0.9%
2,605	Navient Corp., 8.45%, 6/15/18	2,813,400
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	3,884,325

		6,697,725

	Diversified Financial Services—2.5%
1,564	Affinion International Holdings Ltd., 7.50%, 7/30/18 (b)(c)	1,524,601
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	5,636,075
5,370	12.75%, 5/1/20 (b)(c)	3,946,950
	Nationstar Mortgage LLC / Nationstar Capital Corp.,
2,000	7.875%, 10/1/20	2,055,000
4,250	9.625%, 5/1/19	4,467,812

		17,630,438

	Diversified Telecommunications Services—0.6%
4,045	Frontier Communications Corp., 10.50%, 9/15/22	4,181,519

	Electronic Equipment, Instruments & Components—0.8%
5,815	Kemet Corp., 10.50%, 5/1/18	5,804,097

	Entertainment—0.4%
3,045	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	3,182,025

	Equity Real Estate Investment Trust—0.3%
2,345	Kennedy-Wilson, Inc., 5.875%, 4/1/24	2,371,381

	Health Care Providers & Services—2.6%
4,125	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	4,081,172
2,950	Envision Healthcare Corp., 6.25%, 12/1/24 (b)(c)	3,060,625
6,045	Kindred Healthcare, Inc., 8.75%, 1/15/23	5,402,719
	Tenet Healthcare Corp.,
2,750	5.00%, 3/1/19	2,633,125
3,470	8.125%, 4/1/22	3,183,725

		18,361,366

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Healthcare-Products—0.5%
$3,795	Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21 (b)(c)	$3,591,019

	Holding Companies-Diversified—0.6%
4,425	Horizon Pharma, Inc., 6.625%, 5/1/23	4,192,688

	Hotels, Restaurants & Leisure—1.0%
6,395	MGM Resorts International, 11.375%, 3/1/18	7,106,444

	Household Durables—0.7%
3,365	Beazer Homes USA, Inc., 8.75%, 3/15/22 (b)(c)	3,583,725
1,500	Lennar Corp., 12.25%, 6/1/17	1,582,500

		5,166,225

	Independent Power & Renewable Electricity Producers—0.6%
4,265	NRG Energy, Inc., 6.25%, 5/1/24	4,147,712

	Internet & Direct Marketing Retail—0.3%
2,200	Netflix, Inc., 5.875%, 2/15/25	2,359,742

	Internet Software & Services—1.4%
	EarthLink Holdings Corp.,
2,200	7.375%, 6/1/20	2,330,625
2,598	8.875%, 5/15/19	2,662,950
4,380	Rackspace Hosting, Inc., 6.50%, 1/15/24 (b)(c)	5,009,625

		10,003,200

	Iron/Steel—1.0%
	AK Steel Corp.,
1,005	7.50%, 7/15/23	1,095,450
5,600	8.375%, 4/1/22	5,901,000

		6,996,450

	Machinery—1.8%
4,225	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (b)(c)	4,077,125
3,435	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	3,417,825
5,495	Navistar International Corp., 8.25%, 11/1/21	5,522,475

		13,017,425

	Media—1.9%
5,630	Cablevision Systems Corp., 8.00%, 4/15/20	6,066,325
6,645	McClatchy Co., 9.00%, 12/15/22	7,043,700
3,589	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)(c)(d)	35,890

		13,145,915

	Metals & Mining—3.0%
3,900	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (b)(c)	4,143,750
5,050	ArcelorMittal, 10.85%, 6/1/19	5,959,000
2,820	HudBay Minerals, Inc., 9.50%, 10/1/20	2,969,812
3,050	Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (b)(c)	3,332,125
4,525	United States Steel Corp., 8.375%, 7/1/21 (b)(c)	5,045,375

		21,450,062

	Miscellaneous Manufacturing—0.8%
	Harland Clarke Holdings Corp. (b)(c),
5,650	9.25%, 3/1/21	4,816,625
600	9.75%, 8/1/18	614,250

		5,430,875

	Multiline Retail—0.3%
2,165	Dollar Tree, Inc., 5.75%, 3/1/23	2,311,138

	Oil & Gas—0.7%
2,300	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	1,891,750
2,165	NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23 (b)(c)	2,170,413
630	Weatherford International Ltd., 8.25%, 6/15/23	618,187

		4,680,350

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—2.4%
$2,715	Energy Transfer Equity LP, 5.50%, 6/1/27	$2,672,592
6,180	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	5,208,504
3,745	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,876,075
2,500	Rice Energy, Inc., 6.25%, 5/1/22	2,568,750
3,470	Sanchez Energy Corp., 6.125%, 1/15/23	3,053,600

		17,379,521

	Pharmaceuticals—0.6%
1,755	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (b)(c)	1,540,012
3,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (b)(c)	2,546,250

		4,086,262

	Retail—0.6%
5,785	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)(c)	4,599,075

	Semiconductors & Semiconductor Equipment—1.1%
2,875	Amkor Technology, Inc., 6.375%, 10/1/22	2,968,437
4,740	Micron Technology, Inc., 5.875%, 2/15/22	4,923,675

		7,892,112

	Software—0.6%
3,850	Camelot Finance S.A., 7.875%, 10/15/24 (b)(c)	3,948,637

	Specialty Retail—0.8%
4,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (b)(c)	2,210,625
4,000	Conn’s, Inc., 7.25%, 7/15/22	3,360,000

		5,570,625

	Technology Hardware, Storage & Peripherals—0.5%
3,155	Western Digital Corp., 10.50%, 4/1/24 (b)(c)	3,659,800

	Telecommunications—2.1%
5,630	Consolidated Communications, Inc., 6.50%, 10/1/22	5,489,250
3,500	Hughes Satellite Systems Corp., 7.625%, 6/15/21	3,775,625
5,845	Windstream Corp., 7.50%, 4/1/23	5,465,075

		14,729,950

	Trading Companies & Distributors—0.3%
1,750	H&E Equipment Services, Inc., 7.00%, 9/1/22	1,850,625

	Wireless Telecommunication Services—0.9%
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	6,654,000

	Total Corporate Bonds & Notes (cost-$301,180,005)	285,592,494

CONVERTIBLE BONDS & NOTES—34.7%
	Air Freight & Logistics—0.2%
1,720	Echo Global Logistics, Inc., 2.50%, 5/1/20	1,684,525

	Automobiles—2.3%
22,532	Fiat Chrysler, 7.875%, 12/15/16	14,814,790
2,150	Tesla Motors, Inc., 1.25%, 3/1/21	1,814,062

		16,628,852

	Biotechnology—1.2%
2,580	Cepheid, 1.25%, 2/1/21	2,696,100
5,980	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	5,871,613

		8,567,713

	Capital Markets—1.2%
12,440	Walter Investment Management Corp., 4.50%, 11/1/19	8,591,375

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Construction & Engineering—0.5%
$3,390	Layne Christensen Co., 4.25%, 11/15/18	$3,152,700

	Construction Materials—0.5%
3,225	Cemex SAB de CV, 3.72%, 3/15/20	3,396,328

	Consumer Finance—2.1%
7,030	Encore Capital Group, Inc., 3.00%, 7/1/20	6,529,112
9,160	PRA Group, Inc., 3.00%, 8/1/20	8,398,575

		14,927,687

	Diversified Consumer Services—1.1%
10,220	Ascent Capital Group, Inc., 4.00%, 7/15/20	7,550,025

	Electrical Equipment—1.5%
12,690	SolarCity Corp., 1.625%, 11/1/19	10,723,050

	Energy Equipment & Services—2.0%
13,775	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	13,843,875

	Health Care Equipment & Supplies—0.3%
2,360	Wright Medical Group, Inc., 2.00%, 2/15/20	2,461,775

	Health Care Products—0.2%
1,290	Nevro Corp., 1.75%, 6/1/21	1,395,619

	Health Care Providers & Services—0.7%
2,150	Brookdale Senior Living, Inc., 2.75%, 6/15/18	2,089,531
2,750	Molina Healthcare, Inc., 1.625%, 8/15/44	3,104,063

		5,193,594

	Health Care Technology—0.2%
1,420	Medidata Solutions, Inc., 1.00%, 8/1/18	1,638,325

	Independent Power & Renewable Electricity Producers—0.9%
6,905	NRG Yield, Inc., 3.25%, 6/1/20 (b)(c)	6,680,588

	Insurance—0.7%
5,790	AmTrust Financial Services, Inc., 2.75%, 12/15/44	4,798,463

	Internet Software & Services—1.3%
3,440	Blucora, Inc., 4.25%, 4/1/19	3,409,900
7,880	Gogo, Inc., 3.75%, 3/1/20	5,988,800

		9,398,700

	Iron/Steel—0.3%
1,075	AK Steel Corp., 5.00%, 11/15/19	2,012,266

	IT Services—0.4%
2,795	ServiceSource International, Inc., 1.50%, 8/1/18	2,733,859

	Life Sciences Tools & Services—0.1%
1,120	Fluidigm Corp., 2.75%, 2/1/34	695,100

	Machinery—1.7%
5,255	Meritor, Inc., 7.875%, 3/1/26	7,685,438
4,675	Navistar International Corp., 4.75%, 4/15/19	4,508,453

		12,193,891

	Metals & Mining—0.3%
1,290	Allegheny Technologies, Inc., 4.75%, 7/1/22	1,784,231

	Oil, Gas & Consumable Fuels—2.9%
10,530	Cheniere Energy, Inc., 4.25%, 3/15/45	6,456,206
13,200	Cobalt International Energy, Inc., 2.625%, 12/1/19	5,684,250
1,375	SM Energy Co., 1.50%, 7/1/21	1,692,969
7,525	Whiting Petroleum Corp., 1.25%, 4/1/20	6,603,187

		20,436,612

	Personal Products—1.6%
12,175	Herbalife Ltd., 2.00%, 8/15/19	11,201,061

	Pharmaceuticals—1.7%
2,795	ANI Pharmaceuticals, Inc., 3.00%, 12/1/19	3,149,616
2,460	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,541,487
6,890	Teligent, Inc., 3.75%, 12/15/19	6,579,950

		12,271,053

	Semiconductors & Semiconductor Equipment—1.8%
2,150	Cypress Semiconductor Corp., 4.50%, 1/15/22 (b)(c)	2,412,031
3,430	Micron Technology, Inc., 3.00%, 11/15/43	3,162,031
	SunPower Corp.,
2,365	0.875%, 6/1/21	1,732,363
7,095	4.00%, 1/15/23 (b)(c)	5,108,400

		12,414,825

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Software—0.9%
$6,555	FireEye, Inc., 1.625%, 6/1/35	$5,928,178
430	PROS Holdings, Inc., 2.00%, 12/1/19	440,481

		6,368,659

	Specialty Retail—0.8%
6,785	Restoration Hardware Holdings, Inc., zero coupon, 6/15/19 (b)(c)	5,987,762

	Technology Hardware, Storage & Peripherals—1.1%
11,915	Avid Technology, Inc., 2.00%, 6/15/20	8,109,647

	Textiles, Apparel & Luxury Goods—1.5%
11,450	Iconix Brand Group, Inc., 1.50%, 3/15/18	10,476,750

	Thrifts & Mortgage Finance—0.7%
4,965	MGIC Investment Corp., 5.00%, 5/1/17	5,079,816

	Tobacco—2.0%
	Vector Group Ltd. (e),
4,335	1.75%, 4/15/20	4,887,712
6,620	2.50%, 1/15/19	9,613,935

		14,501,647

	Total Convertible Bonds & Notes (cost-$238,333,080)	246,900,373

Shares
CONVERTIBLE PREFERRED STOCK—20.2%
	Aerospace & Defense—0.2%
53,595	Arconic, Inc., 5.375%, 10/1/17	1,696,282

	Banks—2.7%
7,455	Huntington Bancshares, Inc., 8.50% (f)	10,437,373
7,435	Wells Fargo & Co., Ser. L, 7.50% (f)	8,939,621

		19,376,994

	Chemicals—0.8%
51,505	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19	5,457,727

	Commercial Services & Supplies—0.3%
38,485	Stericycle, Inc., 5.25%, 9/15/18	2,365,288

	Diversified Financial Services—1.5%
9,140	Bank of America Corp., Ser. L, 7.25% (f)	10,702,940

	Diversified Telecommunications Services—1.3%
117,480	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	9,024,814

	Electric Utilities—0.9%
134,610	Exelon Corp., 6.50%, 6/1/17	6,171,869

	Equity Real Estate Investment Trust—2.9%
610,095	FelCor Lodging Trust, Inc., Ser. A, 1.95% (f)	14,733,794
106,440	Welltower, Inc., 6.50% (f)	6,193,744

		20,927,538

	Financial Services—0.9%
53,995	Mandatory Exchangeable Trust, 5.75%, 6/1/19 (b)(c)	6,241,012

	Food Products—0.2%
12,900	Bunge Ltd., 4.875% (f)	1,285,162
7,330	Tyson Foods, Inc., 4.75%, 7/15/17	459,811

		1,744,973

	Health Care Providers & Services—1.0%
130,760	Anthem, Inc., 5.25%, 5/1/18	6,068,572
1,720	Kindred Healthcare, Inc., 7.50%, 12/1/17	742,644

		6,811,216

	Independent Power & Renewable Electricity Producers—0.5%
117,560	Dynegy, Inc., 5.375%, 11/1/17	3,910,633

	Media—0.0%
5,000	SFX Entertainment, Inc., Ser. B, 9.00%, 9/17/19 (a)(b)(d)(g)	50

	Multi-Utilities—1.3%
186,560	AES Trust III, 6.75%, 10/15/29	9,365,312

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited) (continued)

Shares		Value*
	Oil, Gas & Consumable Fuels—3.3%
120,125	Anadarko Petroleum Corp., 7.50%, 6/7/18	$4,940,741
130,590	Kinder Morgan, Inc., 9.75%, 10/26/18	6,419,804
94,905	PetroQuest Energy, Inc., 6.875% (f)	1,443,505
173,845	Sanchez Energy Corp., 6.50%, 4/16/18 (f)	5,284,888
24,920	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	680,815
65,805	WPX Energy, Inc., 6.25%, 7/31/18	4,606,350

		23,376,103

	Pharmaceuticals—1.4%
14,705	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	9,722,211

	Wireless Telecommunication Services—1.0%
76,840	T-Mobile US, Inc., 5.50%, 12/15/17	6,852,593

	Total Convertible Preferred Stock (cost-$146,368,977)	143,747,555

Principal Amount (000s)
SENIOR LOANS (b)(d)(g)(h)—1.0%
	Media—1.0%
$1,648	SFX Entertainment, Inc., 10.00%, 1/31/17, Term B, DIP, PIK (i)	1,533,332
5,859	SFXE Netherlands Holding Coöperatief U.A., 20.00%, 1/14/17, Term B, DIP, PIK	5,450,446
818	SFXE Netherlands Holding Coöperatief U.A., 20.00%, 1/14/17, Term B, DIP, PIK (Accordion)	760,564

	Total Senior Loans (cost-$8,324,564)	7,744,342

Shares
COMMON STOCK—0.3%
	Advertising—0.3%
133,715	Affinion Group Holdings, Inc. Class A (cost-$2,371,020) (acquisition cost-$2,371,020; purchased 11/9/15-11/12/15) (d)(g)(j)(k)	1,872,010

Units
WARRANT (d)(g)(j)—0.1%
	Commercial Services—0.1%
1,562,241	Cenveo, Inc., expires 6/10/24 (cost-$183,305)	439,107

Principal Amount (000s)
SHORT-TERM INVESTMENTS—3.6%
	Time Deposits—3.6%
$17,038	BNP Paribas-Paris, 0.15%, 12/1/16	17,038,032
8,619	Standard Chartered Bank-London, 0.15%, 12/1/16	8,618,809

	Total Short Term Investments (cost-$25,656,841)	25,656,841

	Total Investments (cost-$722,417,792)(l)—100.0%	$711,952,722

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) of the AllianzGI Convertible & Income Fund (the “Fund”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Investment Manager”). During the reporting period Allianz Global Investors Fund Management LLC (“AGIFM”) and AllianzGI U.S. served as the Fund’s investment manager and sub-adviser, respectively. On October 1, 2016, AGIFM merged with and into AllianzGI U.S. (the “Merger”). Following the Merger, AllianzGI U.S. assumed the services and responsibilities previously provided by AGIFM as investment manager of the Fund and the Fund no longer has a sub-adviser. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold,

and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	In default.

(b)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $117,323,169, representing 16.5% of total investments.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Illiquid.

(e)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(f)	Perpetual maturity. The date shown, if any, is the next call date.

(g)	Fair-Valued-securities with an aggregate value of $10,055,509, representing 1.4% of total investments.

(h)	Debtor-in-possession financial obligations.

(i)	Principal amount includes approximately $162,674 extended to two indirect, wholly-owned subsidiaries located in Brazil through an intercompany note secured by all or substantially all of the assets of the Brazilian subsidiaries.

(j)	Non-income producing.

(k)	Restricted. The acquisition cost is $2,371,020. The value is $1,872,010, representing 0.3% of total investments.

(l)	At November 30, 2016, the cost basis of portfolio securities for federal income tax purposes was $727,305,302. Gross unrealized appreciation was $53,350,195, gross unrealized depreciation was $68,702,775 and net unrealized depreciation was $15,352,580. The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited) (continued)

A summary of the inputs used at November 30, 2016 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/16
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$285,592,494	$—	$285,592,494
Convertible Bonds & Notes	—	246,900,373	—	246,900,373
Convertible Preferred Stock:
Chemicals	—	5,457,727	—	5,457,727
Financial Services	—	6,241,012	—	6,241,012
Food Products	459,811	1,285,162	—	1,744,973
Health Care Providers & Services	6,068,572	742,644	—	6,811,216
Independent Power & Renewable Electricity Producers	—	3,910,633	—	3,910,633
Media	—	—	50	50
Oil, Gas & Consumable Fuels	16,647,710	6,728,393	—	23,376,103
Pharmaceuticals	—	9,722,211	—	9,722,211
All Other	86,483,630	—	—	86,483,630
Senior Loans	—	—	7,744,342	7,744,342
Common Stock	—	—	1,872,010	1,872,010
Warrant	—	—	439,107	439,107
Short-Term Investments	—	25,656,841	—	25,656,841

Totals	$109,659,723	$592,237,490	$10,055,509	$711,952,722

At November 30, 2016, a security valued at $10,437,373 was transferred from Level 2 to Level 1. This transfer was a result of the security having an evaluated mean price at February 29, 2016, using an exchange-traded closing price on November 30, 2016.

At November 30, 2016, a security valued at $3,910,633 was transferred from Level 1 to Level 2. This transfer was a result of the security having an exchange-traded price at February 29, 2016, using an evaluated mean price on November 30, 2016.

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2016 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2016, was as follows:

	Beginning Balance 2/29/16	Purchases		Sales		Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 11/30/16
Investments in Securities - Assets
Corporate Bonds & Notes:
Diversified Financial Services	$2,463,450	$—		$—		$(32,912)	$—	$3,205,537	$—	$(5,636,075)	$—
Oil, Gas & Consumable Fuels	1,335,950	—		—		8,487	—	1,709,163	—	(3,053,600)	—
Convertible Preferred Stock:
Health Care Providers & Services	21,518,151	—		(26,183,923	)†	—	—	4,665,772	—	—	—
Media	50	—		—		—	—	—	—	—	50
Technology Hardware, Storage & Peripherals	11,032,200	—		(14,380,450	)†	—	—	3,348,250	—	—	—
Senior Loans	5,922,105	2,402,459	††	—		—	—	(580,222)	—	—	7,744,342
Common Stock	2,798,655	—		—		—	—	(926,645)	—	—	1,872,010
Warrant	—	183,305	†††	—		—	—	255,802	—	—	439,107

Totals	$45,070,561	$2,585,764		$(40,564,373)		$(24,425)	$—	$11,677,657	$—	$(8,689,675)	$10,055,509

†	Conversion
††	PIK payments and funding of unfunded commitment
†††	Issued via corporate action
*	Transferred out of Level 3 into Level 2 because an evaluated price from a third-party vendor was used on November 30, 2016.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2016:

	Ending Balance at 11/30/16	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$50	Liquidation Value	Recovery Rate	$0.01	*
Senior Loans	$7,744,342	Model Price	Proprietary Data Used in Model	$93.03
Common Stock	$1,872,010	Model Price	Proprietary Data Used in Model	$14.00
Warrant	$439,107	Fundamental Analytical Data Relating to the Investment	Price of Warrant	$0.281075

*	Preferred stock trades are in lots of 1,000.

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2016, was $(1,251,065).

Glossary:

DIP - Debtor-in-Possession

PIK - Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: January 24, 2017

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: January 24, 2017

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2017